BALANCES AND TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 18:-	BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a.	Balances with related parties:

	December 31,
	2014	2013
Other accounts payable and accrued expenses:

DBSI (see Note 14f(2))	$53	$53

b.	Transactions with related parties:

	Year ended December 31,
	2014	2013	2012

Sales to affiliate (see Note 1g)	$-	$596	$1,187
Management fees to DBSI (see Note 14f(2))	$180	$180	$180
Sales to related parties	$45	$41	$63
Purchase from related parties	$830	$2,219	$484